Investments In Affiliated Companies, Partnerships And Other Companies	12 Months Ended
Dec. 31, 2020
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Investments In Affiliated Companies, Partnerships And Other Companies	INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES
A.    INVESTMENTS IN AFFILIATED COMPANIES:

	December 31,
	2020	2019
Companies accounted for under the equity method (1)	$141,375	$141,594
Companies accounted for under the fair value method and other investments(2)	42,963	59,980
	$184,338	$201,574

(1)    See Note 6B.
(2)    See Note 6C.

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD:

	December 31,
	2020	2019
Company A (1)	$83,150	$77,298
Company B (2)	19,749	19,314
Company C (3)	20,873	23,940
Company D (4)	4,191	5,028
Company E (5)	—	4,800
Other	13,412	11,214
	$141,375	$141,594

(1)Company A is an Israeli partnership, held 50% by the Company and 50% by Rafael Advanced Defense Systems Ltd. (“Rafael”). Company A is engaged in the development and production of various thermal detectors and laser diodes. Company A is jointly controlled and therefore is not consolidated in the Company’s financial statements. During 2020 and 2019, the Company received dividends in the amount of approximately $4,750 and $4,200, respectively, from Company A.

(2)Company B is an Israeli company owned 50.00001% by the Company and 49.99999% by Rafael. Company B focuses mainly on commercial applications of thermal imaging and electro-optic technologies. The Company jointly controls Company B with Rafael, and therefore Company B is not consolidated in the Company’s financial statements.

(3)Company C is a U.K. joint venture held 50% by a wholly-owned U.K. subsidiary of the Company and 50% by Kellogg Brown & Root Limited. Company C is engaged in the area of flight training systems. During 2020 and 2019, the Company received dividends in the amount of approximately $3,400 and $6,100, respectively, from Company C.

(4)Company D is a European company held 33% by the Company. Company D is engaged in the area of composite aerostructure parts manufacturing for commercial aircraft.

(5)Company E is an Israeli company held 77% by the Company, and is engaged in developing energy solutions for civilian transportation applications. During 2017, an investor invested €2,500 (approximately $2,800) in exchange for an additional 3% ownership in Company E. During 2020, the Company recognized an impairment in Company E in the amount of $4,400.
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

B.    INVESTMENTS IN COMPANIES ACCOUNTED FOR UNDER THE EQUITY METHOD (Cont.):

Equity in net earnings (losses) of affiliated companies and partnerships is as follows:

	Year ended December 31,
	2020	2019	2018
Company A	$10,610	$8,497	$11,340
Company B	435	(317)	(2,077)
Company C	4,765	3,840	10,102
Company D	(837)	(3,696)	(6,275)
Company E	—	(3,466)	(9,737)
Other	(2,369)	(3,084)	(5,575)
	$12,604	$1,774	$(2,222)

The summarized aggregate financial information of companies accounted for under the equity method is as follows:

Balance Sheet Information:

	December 31,
	2020	2019
Current assets	$526,325	$505,502
Non-current assets	149,718	146,975
Total assets	$676,043	$652,477

Current liabilities	$151,736	$151,353
Non-current liabilities	256,037	259,404
Shareholders' equity	268,270	241,720
Total liabilities and equity	$676,043	$652,477

Income Statement Information:

	Year ended December 31,
	2020	2019	2018
Revenues	$327,971	$366,178	$362,711
Gross profit	$118,888	$158,382	$94,463
Net income	$24,377	$1,890	$727
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

C.    INVESTMENTS ACCOUNTED FOR UNDER THE FAIR VALUE METHOD AND OTHER INVESTMENTS:
Investments accounted for under the fair value method are evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows, as follows:

	December 31,
	2020	2019
Company F (1)	$12,939	$39,658
Company G (2)	7,764	7,162
Company H (3)	4,595	4,595
Company I (4)	12,665	3,565
Company J (5)	5,000	5,000
	$42,963	$59,980
(1)    In May 2018, Company F, the Company's then wholly-owned subsidiary, which is engaged in the field of commercial cybersecurity, issued preferred shares to third party investors in return for an investment of $30,000, which reflected approximately 17% of the total outstanding share capital of the subsidiary. Although the Company held more than 50% of the subsidiary's shares, it concluded that the rights of the preferred shareholders, as required by the investors, represent substantive participating rights because, in the aggregate, the rights entitle the investors to effectively participate in decisions that occur as part of the subsidiary’s ordinary course of business and are significant factors in directing and carrying out the activities of the business. Based on the above mentioned factors, the Company concluded that it no longer controlled the subsidiary as it did not have the unilateral power to make decisions on the subsidiary's day-to-day operations, and therefore deconsolidated the subsidiary.

During 2018, the Company's management determined the equity fair value of the formerly consolidated subsidiary and of its retained non-controlling investment in this subsidiary, by performing an equity fair value analysis, which included various factors and measures including, among others, the assistance of third-party valuation specialists, by applying the market approach with the use of an option-pricing method to evaluate the fair value of the Company retained equity class investment in the formerly consolidated subsidiary, and used this equity fair value analysis as the basis to determine the recognition of gain of approximately $42,000 upon deconsolidation, included in "Other operating income, net".

During 2019, the Company re-evaluated its investment in Company F and decreased its value in the amount of approximately $3,700 (see Note 26).

During 2020, the Company sold holdings in Company F. (see Note 1D(4)).

(2)    During 2018, the Company established Company G, based on its in-house developed visualization technology. This company is engaged in developing surgeon-centered visualization technologies. In June 2018, an international strategic investor invested $11,500 in preferred shares in exchange for 41% of Company G's ownership interest. Although the Company held more than 50% of the subsidiary's shares, it concluded that the rights of the preferred shareholder, as required by the investor, represent substantive participating rights because, in the aggregate, the rights entitle the investor to effectively participate in decisions that occur as part of the subsidiary’s ordinary course of business and are significant factors in directing and carrying out the activities of the business. Based on the above mentioned factors, the Company concluded that it no longer controlled the subsidiary as it did not have the unilateral power to make decisions on the subsidiary's day-to-day operations, and therefore deconsolidated the subsidiary.
Note 6 -    INVESTMENTS IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES (Cont.)

C.    INVESTMENTS ACCOUNTED FOR UNDER THE FAIR VALUE METHOD (Cont.):

(2) The Company's management determined the equity fair value of the formerly consolidated subsidiary and of its retained non-controlling investment in this subsidiary, by performing an equity fair value analysis, which included various factors and measures including, among others, the assistance of third-party valuation specialists, by applying the market approach with the use of an option-pricing method to evaluate the fair value of the Company retained equity class investment in the formerly consolidated subsidiary, and used this equity fair value analysis as the basis to determine the recognition of gain of approximately $3,500 upon deconsolidation, included in "Other operating income, net".

During 2019, the Company re-evaluated its investment in Company G and increased its value in the amount of approximately $ 3,700 ( see Note 26).

(3)    Company H is an Israeli company held 35% by the Company. During 2019, due to external investment in Company H, the Company recorded a gain of approximately $4,600 in its fair value. During 2018, the Company estimated the fair value of its holdings in Company H and recorded an impairment of approximately $5,100 in its fair value. (see Note 26).

(4) Company I is an Israeli Company held 8% by the Company. During 2020, the Company invested approximately $5,000 in Company I. As a result, the Company re-evaluated its investment in Company I and increased its value in the amount of approximately $4,100. (see Note 26).
(5) Company J is an Israeli company of which the Company owns 14% of the outstanding share capital, which is engaged in the field of